EQUITY (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Jul. 06, 2026	Jun. 22, 2026
IfrsStatementLineItems [Line Items]
Issue of equity	$ 10,798,100		$ 27,632,943
Conversion of principal amount	600,000		220,246
Contributed surplus increased	3,116,049
Share based compensation expense	4,931,500	$ 5,700,000	$ 20,014,769	$ 10,200,000
October 2025 Note Principal [Member]
IfrsStatementLineItems [Line Items]
Conversion of principal amount	$ 125,000
Conversion of common shares	34,410
Restricted share units [member]
IfrsStatementLineItems [Line Items]
RSU granted						425,000
RSU vested	425,000		425,000
RSU Settled in common shares					425,000
Restricted share units [member] | F A R Holdings Arrangements [Member]
IfrsStatementLineItems [Line Items]
Number of shares outstanding	898,280		898,280
Share options [member]
IfrsStatementLineItems [Line Items]
Exercises of shares	745,606		745,606
Voting Common Shares [Member]
IfrsStatementLineItems [Line Items]
Number of shares outstanding	54,069,407		54,069,407
Number of shares issued	54,069,407		54,069,407
Non Voting Common Shares [Member]
IfrsStatementLineItems [Line Items]
Number of shares outstanding	2,312,243		2,312,243
Number of shares issued	2,312,243		2,312,243
Common Shares [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued	56,381,650		56,381,650
Conversion of common shares	150,000